Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000026757 | Purchased Call Options
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026757 | Agency Risk Transfer Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026757 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000026757 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000026757 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026757 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000026757 | U.S Treasuries
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000026757 | Foreign Governments/Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000026757 | Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000026757 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000026759 | Purchased Call Options
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026759 | Agency Risk Transfer Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026759 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000026759 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000026759 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026759 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000026759 | U.S Treasuries
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000026759 | Foreign Governments/Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000026759 | Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000026759 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000026760 | Purchased Call Options
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026760 | Agency Risk Transfer Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026760 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000026760 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000026760 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026760 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000026760 | U.S Treasuries
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000026760 | Foreign Governments/Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000026760 | Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000026760 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000062222 | Purchased Call Options
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000062222 | Agency Risk Transfer Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000062222 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000062222 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000062222 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000062222 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000062222 | U.S Treasuries
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000062222 | Foreign Governments/Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000062222 | Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000062222 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000177003 | Purchased Call Options
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000177003 | Agency Risk Transfer Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000177003 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000177003 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000177003 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000177003 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000177003 | U.S Treasuries
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000177003 | Foreign Governments/Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000177003 | Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000177003 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	46.50%